Equity (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Equity (Details) [Line Items]
Shareholders’ equity, description	The authorized number of ordinary shares is 380,000,000 shares with a par value of HKD0.001 per ordinary share.
November 2020 Offering [Member]
Equity (Details) [Line Items]
Common stock, shares	4,600,000
Issuance of shares	8,000,000
Per share price (in Dollars per share)	$ 5.25
Underwriting discounts and commissions (in Dollars)	$ 42.0
Sale of shares	4,600,000
Net proceeds (in Dollars)	$ 23.0
IPO [Member]
Equity (Details) [Line Items]
Underwriting discounts and commissions (in Dollars)	92.0
Warrants [Member]
Equity (Details) [Line Items]
Intrinsic value of warrants (in Dollars)	$ 1.3
Warrants [Member] | November 2020 Offering [Member]
Equity (Details) [Line Items]
Sale of shares	4,600,000
Ordinary Shares [Member]
Equity (Details) [Line Items]
Shareholders’ equity, description	consisting of Class A ordinary shares and Class B ordinary shares, with par value of HKD0.001 per share.
Beneficially of ordinary shares	46,625,783
Class B ordinary shares [Member]
Equity (Details) [Line Items]
Common stock, shares	65,145,217
Class A ordinary shares [Member]
Equity (Details) [Line Items]
Issuance of shares	19,264,337
Per share price (in Dollars per share)	$ 5.23
Class A ordinary shares [Member] | Warrants [Member]
Equity (Details) [Line Items]
Common stock, shares	2,300,000
Warrants issued	4,600,000